Intangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	€ 25,613	€ 25,466
Decrease through exchange differences	(147)
Impairment loss recognised in profit or loss, goodwill	0
Grupo Santander UK
Disclosure of information for cash-generating units [line items]
Goodwill	8,288	8,307
Banco Santander (Brasil) S.A
Disclosure of information for cash-generating units [line items]
Goodwill	4,554	4,459
Santander Bank Polska SA [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,431	2,402
Santander Consumer USA Holdings Inc.
Disclosure of information for cash-generating units [line items]
Goodwill	2,115	2,102
Santander Bank, National Association
Disclosure of information for cash-generating units [line items]
Goodwill	1,804	1,793
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,217	1,217
Santander Asset Management [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,173	1,173
Santander Portugal [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Santander Espana [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,023	1,023
Banco Santander - Chile
Disclosure of information for cash-generating units [line items]
Goodwill	644	627
Santander Consumer Bank (Nordics)
Disclosure of information for cash-generating units [line items]
Goodwill	494	502
Banco Santander S.A. (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	448	434
Other cash-generating companies
Disclosure of information for cash-generating units [line items]
Goodwill	€ 382	€ 387